Allowance for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Summary of Impact of Adoption
The following table illustrates the impact of adoption:

	As of January 1, 2020
	Prior to adoption	As reported on adoption	Impact of adoption
Financial assets, at amortized cost:
Reinsurance recoverables	$418.2	$417.9	$(0.3)
Total	$418.2	$417.9	$(0.3)
Tax effect			$0.1
Cumulative effect of adoption			$(0.2)

Summary of Changes in CECL Allowance for Reinsurance Recoverables
The following table presents the changes in the CECL allowance for reinsurance recoverables for the year ended December 31, 2020.

Total
Balance, December 31, 2019	$—
Cumulative effect of adoption	0.3
Incremental allowance	0.1
Balance, December 31, 2020	$0.4